Stock-based compensation - Assumptions for grant date fair value of the stock options (Details) - Stock Options	8 Months Ended
Jan. 31, 2022
Assumptions for grant date fair value of the stock options
Risk-free interest rates	0.01%
Volatility factor, minimum	0.30%
Volatility factor, maximum	0.31%
Expected lives (years)	6 years 1 month 6 days